Share-Based Payments	12 Months Ended
Oct. 31, 2019
Text block [abstract]
Share-Based Payments
26	Share-Based Payments

(a)	Stock option plans
The Bank grants stock options as part of the employee Stock Option Plan as well as stand-alone stock appreciation rights (SARs). Options to purchase common shares and/or to receive an equivalent cash payment, as applicable, may be granted to select employees at an exercise price of the higher of the closing price of the Bank’s common shares on the Toronto Stock Exchange (TSX) on the trading day prior to the grant date or the volume weighted average trading price for the five trading days immediately preceding the grant date.
Stock options granted since December 2014 vest 50% at the end of the third year and 50% at the end of the fourth year. This change is prospective and does not impact prior period grants. Stock options are exercisable no later than 10 years after the grant date. In the event that the expiry date falls within an insider trading blackout period, the expiry date will be extended for 10 business days after the end of the blackout period. As approved by the shareholders, a total of 129 million common shares have been reserved for issuance under the Bank’s employee Stock Option Plan of which 110.9 million common shares have been issued as a result of the exercise of options and 11.4 million common shares are committed under outstanding options, leaving 6.7 million common shares available for issuance as options. Outstanding options expire on dates ranging from December 11, 2019 to December 6, 2028.
The cost of these options is recognized on a graded vesting basis except where the employee is eligible to retire prior to a tranche’s vesting date, in which case the cost is recognized between the grant date and the date the employee is eligible to retire.

The Stock Option Plan includes:

•	Tandem stock appreciation rights
Employee stock options granted between December 2, 2005 to November 1, 2009 have Tandem SARs, which provide the employee the choice to either exercise the stock option for shares, or to exercise the Tandem SARs and thereby receive the intrinsic value of the stock option in cash. As at October 31, 2019, nil Tandem SARs were outstanding (2018 – 3,900).
The share-based payment liability recognized for vested Tandem SARs as at October 31, 2019 was nil (2018 – $0.1 million). The corresponding intrinsic value of this liability as at October 31, 2019 was nil (2018 – $0.2 million).
In 2019, a
benefit
of $0.1 million (2018 – $0.6 million expense) was recorded in salaries and employee benefits in the Consolidated Statement of Income.

•	Stock options
Employee stock options granted beginning December 2009 are equity-classified stock options which call for settlement in shares and do not have Tandem SAR features.
The amount recorded in equity – other reserves for vested stock options as at October 31, 2019 was $133 million (2018 – $164 million).
In 2019, an expense of $6 million (2018
 –
 $7
million) was recorded in salaries and employee benefits in the Consolidated Statement of Income. As at October 31, 2019, future unrecognized compensation cost for non-vested
stock options was $
5
 million (2018 – $
4
million) which is to be recognized over a weighted-average period of
2.11
years (2018 –
2.07
years).

•	Stock appreciation rights
Stand-alone SARs are granted instead of stock options to select employees in countries where local laws may restrict the Bank from issuing shares. When a SAR is exercised, the Bank pays the appreciation amount in cash equal to the rise in the market price of the Bank’s common shares since the grant date.
During fiscal 2019, 70,554 SARs were granted (2018 – 53,056) and as at October 31, 2019, 805,481 SARs were outstanding (2018 – 1,073,146), of which 801,116 SARs were vested (2018 – 1,032,495).

The share-based payment liability recognized for vested SARs as at October 31, 2019 was $10 million (2018 – $14 million). The corresponding intrinsic value of this liability as at October 31, 2019 was $16 million (2018 – $27 million).
In 2019, an expense of $2 million (2018 – benefit of $3 million) was recorded in salaries and employee benefits in the Consolidated Statement of Income. This expense
is net of gains arising from derivatives used to manage the volatility of share-based payments of $5 million (2018 – $8 million losses).
Determination of fair values
The share-based payment liability and corresponding expense for SARs and options with Tandem SAR features were quantified using the Black-Scholes option pricing model with the following assumptions and resulting fair value per award:

As at October 31	2019	2018
Assumptions
Risk-free interest rate%	1.48% - 1.88%	2.26% - 2.34%
Expected dividend yield	4.50%	4.58%
Expected price volatility	13.00% - 26.10%	13.75% - 28.12%
Expected life of option	0.00 - 4.74 years	0.00 - 4.58 years
Fair value
Weighted-average fair value	$13.49	$13.39
The share-based payment expense for stock options, i.e., without Tandem SAR features, was quantified using the Black-Scholes option pricing model on the date of grant. The fiscal 2019 and 2018 stock option grants were fair valued using the following weighted-average assumptions and resulting fair value per award:

	2019 Grant	2018 Grant
Assumptions
Risk-free interest rate %	2.01%	1.73%
Expected dividend yield	4.49%	3.62%
Expected price volatility	15.64%	15.86%
Expected life of option	6.67 years	6.64 years
Fair value
Weighted-average fair value	$5.01	$7.68
The risk-free rate is based on Canadian treasury bond rates interpolated for the maturity equal to the expected life until exercise of the options. Expected dividend yield is based on historical dividend payout. Expected price volatility is determined based on the historical volatility for compensation. For accounting purposes, an average of the market consensus implied volatility for traded options on our common shares and the historical volatility is used.
Details of the Bank’s Employee Stock Option Plan are as follows
(1)
:

	2019		2018
As at October 31	Number of stock options (000’s)	Weighted average exercise price	Number of stock options (000’s)	Weighted average exercise price
Outstanding at beginning of year	14,140	$60.02	15,555	$57.42
Granted	1,549	72.28	988	81.81
Exercised as options	(4,111)	52.51	(2,238)	51.37
Exercised as Tandem SARs	(51)	55.19	(19)	41.95
Forfeited	(18)	75.20	(146)	65.93
Expired	–	33.89	–	–
Outstanding at end of year (2)	11,509	$64.35	14,140	$60.02
Exercisable at end of year (2)	7,318	$59.20	10,176	$55.76
Available for grant	6,853		8,334

	Options Outstanding			Options Exercisable
As at October 31, 2019	Number of stock options (000’s)	Weighted average remaining contractual life (years)	Weighted average exercise price	Number of stock options (000’s)	Weighted average exercise price
Range of exercise prices
$33.89 to $47.75	338	0.11	$47.75	338	$47.75
$49.93 to $55.21	1,086	2.00	$50.51	1,086	$50.51
$55.63 to $60.67	5,218	3.67	$59.70	4,624	$59.57
$63.98 to $81.81	4,867	7.32	$73.57	1,270	$68.32
	11,509	4.95	$64.35	7,318	$59.20

(1)	Excludes SARs.
(2)	Includes options of nil Tandem SARs (2018 – 3,900) and 130,000 options originally issued under HollisWealth plans (2018 – 130,000).

(b)	Employee share ownership plans
Eligible employees can contribute up to a specified percentage of salary towards the purchase of common shares of the Bank. In general, the Bank matches
50-60%
of eligible contributions,
depending on the region, up to a maximum dollar amount, which is expensed in salaries and employee benefits. On January 1, 2019, the Bank increased the match in Canada from 50% to 60%. During 2019, the Bank’s contributions totalled
$66 million (2018 – $55 million). Contributions, which are used to purchase common shares in the open market, do not result in a subsequent expense to the Bank from share price appreciation.
As at October 31, 2019, an aggregate of 15 million common shares were held under the employee share ownership plans (2018 – 16 million). The shares in the employee share ownership plans are considered outstanding for computing the Bank’s basic and diluted earnings per share.

(c)	Other share-based payment plans
Other share-based payment plans use notional units that are valued based on the Bank’s common share price on the TSX. Most grants of units accumulate dividend equivalents in the form of additional units based on the dividends paid on the Bank’s common shares. These plans are settled in cash and, as a result, are liability-classified. Fluctuations in the Bank’s share price change the value of the units, which affects the Bank’s share-based payment expense. As described below, the value of the Performance Share Units also varies based on Bank performance. Upon exercise or redemption, payments are made to the employees with a corresponding reduction in the accrued liability.
In 2019, an aggregate expense of $269 million (2018 – $188 million) was recorded in salaries and employee benefits in the Consolidated Statement of Income for these plans. This expense includes gains from derivatives used to manage the volatility of share-based payments of $55 million (2018 – $85 million losses
).
As at October 31, 2019, the share-based payment liability recognized for vested awards under these plans was $735 million (2018 – $745 million).
Details of these other share-based payment plans are as follows:
Deferred Stock Unit Plan (DSU)
Under the DSU Plan, senior executives may elect to receive all or a portion of their cash bonus under the Annual Incentive Plan (which is expensed for the year awarded in salaries and employee benefits in the Consolidated Statement of Income) in the form of deferred stock units which vest immediately. In addition the DSU plan allows for eligible executives of the Bank to participate in grants that are not allocated from the Annual Incentive Plan election. These grants are subject to specific vesting schedules. Units are redeemable in cash only when an executive ceases to be a Bank employee, and must be redeemed by December 31 of the year following that event. As at October 31, 2019, there were 1,024,416 units (2018 – 939,290) awarded and outstanding of which 792,273 units were vested (2018 – 795,783).
Directors’ Deferred Stock Unit Plan (DDSU)
Under the DDSU Plan,
non-officer
directors of the Bank may elect to receive all or a portion of their fee for that fiscal year (which is expensed by the Bank in other expenses in the Consolidated Statement of Income) in the form of deferred stock units which vest immediately. Units are redeemable in cash, only following resignation or retirement, and must be redeemed by December 31 of the year following that event. As at October 31, 2019, there were 243,537 units outstanding (2018 – 314,424).
Restricted Share Unit Plan (RSU)
Under the RSU Plan, select employees receive an award of restricted share units which, for the majority of grants, vest at the end of three years. There are certain grants that provide for a graduated vesting schedule. Upon vesting, all RSU units are paid in cash to the employee. The share-based payment expense is recognized evenly over the vesting period except where the employee is eligible to retire prior to the vesting date in which case, the expense is recognized between the grant date and the date the employee is eligible to retire. As at October 31, 2019, there were 3,234,439 units (2018 – 2,639,165) awarded and outstanding of which 2,147,611 were vested (2018 – 1,665,885).
Performance Share Unit Plan (PSU)
Eligible executives receive an award of performance share units which, for the majority of grants, vest at the end of three years. Certain grants provide for a graduated vesting schedule which includes a specific performance factor calculation. PSU awards are subject to performance criteria measured over a three-year period whereby a multiplier factor is applied which impacts the incremental number of units due to employees. The three-year performance measures include return on equity compared to target and total shareholder return relative to a comparator group selected prior to the granting of the award. The Bank uses a probability-weighted-average of potential outcomes to estimate the multiplier impact. The share-based payment expense is recognized over the vesting period except where the employee is eligible to retire prior to the vesting date; in which case, the expense is recognized between the grant date and the date the employee is eligible to retire. This expense varies based on changes in the Bank’s share price and the Bank’s performance compared to the performance measures. Upon vesting, the units are paid in cash to the employee. As at October 31, 2019, there were 7,634,641 units (2018 – 7,813,011) outstanding subject to performance criteria, of which 6,007,448 units were vested (2018 – 6,403,107).
Deferred Performance Plan
Under the Deferred Performance Plan, a portion of the bonus received by Global Banking and Markets employees in 2017 and prior years (which is accrued and expensed in the year to which it relates) is allocated to qualifying employees in the form of units. These units are subsequently paid in cash to the employees over each of the following three years. Changes in the value of the units, which arise from fluctuations in the market price of the Bank’s common shares, are expensed in the same manner as the Bank’s other liability-classified share-based payment plans in the salaries and employee benefits expense in the Consolidated Statement of Income. As at October 31, 2019, there were 558,100 units outstanding (2018 – 1,251,576). November 30, 2017 was the last grant under this plan, there will be no further grants.